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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2001
                                                          --------------

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324
                    ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall          Chief Operating Officer               (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        Chicago, IL          May 10, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                         ------------

Form 13F Information Table Entry Total:  67
                                         ------------

Form 13F Information Table Value Total: $885,523
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group,Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.          COMMON        002535201   17,398    1,080,600           X                  1             870,500  210,100
ACT MANUFACTURING INC.     COMMON        000973107    8,807      805,200           X                  1             654,600  150,600
ALBANY INTERNATIONAL       COMMON        012348108   14,524      789,351           X                  1             633,965  155,386
AMB PROPERTY CORP.         COMMON        00163T109   12,679      515,400           X                  1             453,000   62,400
AMERICAN PHYSICIANS C      COMMON        028884104   11,457      627,800           X                  1             511,300  116,500
AMERIPATH INC.             COMMON        03071D109   16,337      794,500           X                  1             645,700  148,800
APAC TELESERVICES INC.     COMMON        00185E106    4,737      902,200           X                  1             727,800  174,400
ATMOS ENERGY CORP.         COMMON        049560105    9,829      413,000           X                  1             334,200   78,800
BANCWEST CORP.             COMMON        059790105   20,141      839,200           X                  1             680,500  158,700
BELDEN INC.                COMMON        077459105   18,739      934,600           X                  1             754,700  179,900
BRANDYWINE REALTY TRU      COMMON        105368203   13,773      692,100           X                  1             607,500   84,600
CHICAGO BRIDGE & IRON      COMMON        167250109   10,068      423,900           X                  1             344,700   79,200
CHILES OFFSHORE            COMMON        16888M104    9,081      445,800           X                  1             359,700   86,100
COMSTOCK RESOURCES, I      COMMON        205768203    8,949      795,500           X                  1             644,300  151,200
CTS CORP.                  COMMON        126501105    5,526      266,300           X                  1             215,500   50,800
DEL MONTE FOODS CO.        COMMON        24522P103   13,376    1,643,300           X                  1           1,321,400  321,900
DELPHI FINANCIAL GROU      COMMON        247131105   14,291      482,808           X                  1             386,400   96,408
DIME BANCORP INC.          COMMON        25429Q102   23,099      705,300           X                  1             573,000  132,300
EAST WEST BANCORP INC.     COMMON        27579R104    9,612      499,300           X                  1             405,900   93,400
FAIRCHILD SEMICONDUCT      COMMON        303726103    3,945      296,200           X                  1             236,300   59,900


FURNITURE BRANDS INTE      COMMON        360921100   13,258    559,400             X                  1             455,100  104,300
GILDAN ACTIVEWEAR INC.     COMMON        375916103   11,905    655,900             X                  1             533,300  122,600
HCC INSURANCE HLDGS I      COMMON        404132102   16,365    618,700             X                  1             503,000  115,700
HELLER FINANCIAL           COMMON        423328103   27,269    775,800             X                  1             627,100  148,700
HS RESOURCES INC.          COMMON        404297103   12,096    268,800             X                  1             216,900   51,900
IDEX CORP.                 COMMON        45167R104   11,963    412,800             X                  1             335,700   77,100
IHOP CORP.                 COMMON        449623107    7,312    365,600             X                  1             293,300   72,300
INTERPOOL, INC.            COMMON        46062R108   18,538  1,274,100             X                  1           1,023,300  250,800
INTERTAPE POLYMER GRO      COMMON        460919103    3,780    419,100             X                  1             337,300   81,800
INVACARE CORP.             COMMON        461203101   23,218    587,504             X                  1             477,404  110,100
ITT INDUSTRIES INC.        COMMON        450911102   22,444    579,200             X                  1             467,200  112,000
JACK IN THE BOX INC.       COMMON        466367109    9,365    312,700             X                  1             254,200   58,500
KB HOME                    COMMON        48666K109    5,699    174,600             X                  1             142,000   32,600
KENNAMETAL INC.            COMMON        489170100   13,945    507,100             X                  1             413,000   94,100
LANDSTAR SYSTEM, INC.      COMMON        515098101   14,051    207,400             X                  1             168,600   38,800
LSI INDUSTRIES INC.        COMMON        50216C108   12,500    568,200             X                  1             457,600  110,600
MASSEY ENERGY CORP.        COMMON        576206106   10,374    433,700             X                  1             346,100   87,600
MENS WEARHOUSE INC.        COMMON        587118100   10,835    502,100             X                  1             409,400   92,700
MICHAELS STORES INC.       COMMON        594087108   20,070    670,400             X                  1             544,100  126,300
MONACO COACH CORP.         COMMON        60886R103   13,211    735,600             X                  1             594,600  141,000


MOORE LTD.                 COMMON        615785102    5,547  1,404,400             X                  1           1,140,400  264,000
MSC INDUSTRIAL DIRECT      COMMON        553530106   17,396  1,086,600             X                  1             883,900  202,700
NCO GROUP INC.             COMMON        628858102   12,909    505,000             X                  1             410,100   94,900
NEW ENGLAND BUSINESS       COMMON        643872104    5,877    317,700             X                  1             253,600   64,100
NEWFIELD EXPLORATION       COMMON        651290108    8,865    254,000             X                  1             204,700   49,300
O CHARLEYS INC.            COMMON        670823103   20,669    987,166             X                  1             795,016  192,150
OLD REPUBLIC INTL COR      COMMON        680223104   32,359  1,139,400             X                  1             924,700  214,700
PIER 1 IMPORTS, INC.       COMMON        720279108   13,878  1,067,500             X                  1             868,000  199,500
POLARIS INDUSTRIES IN      COMMON        731068102   25,705    568,700             X                  1             459,300  109,400
POMEROY COMPUTER RES       COMMON        731822102    9,226    656,100             X                  1             528,100  128,000
RADISYS CORPORATION        COMMON        750459109    8,250    485,300             X                  1             387,600   97,700
RAYMOND JAMES FINANCI      COMMON        754730109   13,787    495,939             X                  1             398,239   97,700
RUBY TUESDAY INC.          COMMON        781182100   16,135    822,800             X                  1             667,200  155,600
SCHOOL SPECIALTY INC.      COMMON        807863105   16,314    756,600             X                  1             614,800  141,800
SELECTIVE INSURANCE G      COMMON        816300107   11,182    481,270             X                  1             391,070   90,200
SENSIENT TECHNOLOGIES      COMMON        81725T100   15,283    670,900             X                  1             542,000  128,900
SILICON STORAGE TECHN      COMMON        827057100    7,808    899,500             X                  1             729,200  170,300
SITEL CORP COM             COMMON        82980K107    4,569  1,631,800             X                  1           1,325,200  306,600
STANCORP FINANCIAL GR      COMMON        852891100   14,410    342,272             X                  1             276,372   65,900
SUMMIT PROPERTIES INC      COMMON        866239106   12,894    526,300             X                  1             462,500   63,800


SYMANTEC CORP.             COMMON        871503108   14,961    357,800             X                  1             296,600   61,200
TIDEWATER INC.             COMMON        886423102    8,367    185,100             X                  1             148,100   37,000
TRENWICK GROUP LTD.        COMMON        G9032C109   13,002    659,000             X                  1             536,400  122,600
UNITED STATIONERS INC.     COMMON        913004107   13,871    572,000             X                  1             462,700  109,300
WAYPOINT FINANCIAL         COMMON        946756103    9,321    877,700             X                  1             712,300  165,400
WELLMAN INC.               COMMON        949702104   13,477    700,100             X                  1             569,100  131,000
WERNER ENTERPRISES IN      COMMON        950755108   14,895    869,800             X                  1             701,800  168,000
        TOTAL                                       885,523